Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Russell 2000 Value Index (no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	9.27%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	(0.81%)	9.49%	8.26%
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(2.40%)	8.34%	6.07%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	0.50%	7.35%	5.84%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	3.56%	10.00%	8.26%
Class Y Shares
Prospectus [Line Items]
Average Annual Return, Percent	5.50%	11.08%	9.18%
CLASS R
Prospectus [Line Items]
Average Annual Return, Percent	4.96%	10.52%	8.64%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	5.63%	11.23%	9.35%